UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.2%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	390,000	$403,162	(a)

Automobiles - 2.1%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	1,433,591
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	739,606
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	462,104
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	340,825
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	494,890
General Motors Co., Senior Notes	6.750%	4/1/46	1,020,000	1,243,097

Total Automobiles				4,714,113

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	293,650
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	276,880
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	399,875

Total Hotels, Restaurants & Leisure				970,405

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	703,688

Media - 7.7%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,014,899
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	206,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	489,182
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,224,522
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,635,247
Discovery Communications LLC, Senior Notes	3.800%	3/13/24	900,000	898,157
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	771,075
Time Warner Cable LLC, Debentures	7.300%	7/1/38	330,000	413,835
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	370,000	428,643
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,390,000	1,562,613
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	20,000	23,839
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	200,000	207,381
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	498,352
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	248,942
UBM PLC, Notes	5.750%	11/3/20	740,000	777,643	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	120,000	118,250
Viacom Inc., Senior Notes	3.450%	10/4/26	290,000	278,184
Viacom Inc., Senior Notes	4.375%	3/15/43	60,000	52,844
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,110,000	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	283,944

Total Media				17,243,797

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	460,000	447,084

Specialty Retail - 0.1%
PetSmart Inc., Senior Notes	7.125%	3/15/23	100,000	98,375	(a)

TOTAL CONSUMER DISCRETIONARY				24,580,624

CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	330,000	363,675
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	140,000	148,446

Total Beverages				512,121

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.3%
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	$603,927

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	73,901
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	226,050
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	445,131
Smithfield Foods Inc., Senior Notes	4.250%	2/1/27	90,000	92,070	(a)

Total Food Products				837,152

Tobacco - 1.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,176,242
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	312,789
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	626,735
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	616,096
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	119,314

Total Tobacco				2,851,176

TOTAL CONSUMER STAPLES				4,804,376

ENERGY - 14.8%
Energy Equipment & Services - 0.9%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	196,000
Ensco PLC, Senior Notes	5.200%	3/15/25	790,000	703,100
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,013,521
Pride International Inc., Senior Notes	7.875%	8/15/40	150,000	140,250

Total Energy Equipment & Services				2,052,871

Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	807,287
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	843,863
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	174,742
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	298,473
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	173,603
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	690,729
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,894,401
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	645,013
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	21,496
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	439,675
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	1,080,000	1,416,621
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,554,000	1,411,032
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	474,075
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	859,610
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,547,974
Hess Corp., Notes	7.875%	10/1/29	440,000	542,098
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	551,508
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,581,979
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	929,127
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	831,933
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	900,000	1,150,612
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	961,150	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	249,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	561,100	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	759,637
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	253,942

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	$30,800
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	433,146
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	555,705
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,012,500
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	800,956
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	76,520
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	710,000	747,636	(a)
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	623,435
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	760,000	978,951
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	10,687
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	819,667
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	801,971
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,060,000	1,110,838
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,104,320
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,152,600
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	73,625
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	190,735
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	498,411

Total Oil, Gas & Consumable Fuels				31,094,083

TOTAL ENERGY				33,146,954

FINANCIALS - 33.0%
Banks - 17.3%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	500,000	515,125	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	590,000	630,194	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	880,000	942,788	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	400,000	437,372	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	990,000	1,047,423
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,095,210
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,654,530
Bank of America Corp., Senior Notes	4.443%	1/20/48	150,000	153,399	(b)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	942,135
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	462,712
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	240,000	254,040	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,870,000	1,906,933	(a)(b)(c)
CIT Group Inc., Secured Notes	6.625%	4/1/18	480,000	504,000	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,350,000	1,427,625	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.250%	8/15/26	1,100,000	1,198,802	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,124,293
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	509,939
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,278,316
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	813,862
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	750,000	869,282
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	500,000	555,000	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,370,000	1,469,044	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	800,000	814,000	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,421,869	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	700,000	735,000	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	$1,961,540
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	892,908
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	820,000	872,324	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	710,000	834,250	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	950,000	1,006,050	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	893,582
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	159,648
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	951,845
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	420,363	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/17	410,000	410,000	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	3,180,000	3,300,309
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	140,000	151,375	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	300,000	312,703
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	414,338
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	310,000	324,175

Total Banks				38,668,303

Capital Markets - 7.4%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,570,000	1,652,235
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	902,630
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,411,976
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	552,917
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,230,611
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	74,886
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,293,514	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,840,802
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,124,020
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	180,270
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	379,797

Total Capital Markets				16,643,658

Consumer Finance - 1.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,837,459
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,496,137
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	462,000

Total Consumer Finance				3,795,596

Diversified Financial Services - 2.1%
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	310,000	297,031	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	361,393	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.670%	12/21/65	800,000	753,000	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	839,600
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	239,257
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	394,023
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	350,000	434,207
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,293,084	(a)

Total Diversified Financial Services				4,611,595

Insurance - 4.2%
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	90,000	94,500
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,137,767
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	329,365
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	334,125	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	381,975	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,074,291	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,000,000	1,107,500
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,394,860
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	814,034	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,392,643	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	725,365	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	523,599

Total Insurance				9,310,024

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	762,300	(a)

TOTAL FINANCIALS				73,791,476

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.5%
Biotechnology - 0.7%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	$292,449
Celgene Corp., Senior Notes	5.000%	8/15/45	480,000	511,357
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	115,492
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	501,627
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	104,196

Total Biotechnology				1,525,121

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,085,503

Health Care Providers & Services - 0.9%
Aetna Inc., Senior Notes	4.375%	6/15/46	110,000	111,655
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	53,978
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,068,993
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	248,416
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	590,000	596,637

Total Health Care Providers & Services				2,079,679

Pharmaceuticals - 1.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	798,360
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	811,597
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,383,360
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	40,878

Total Pharmaceuticals				3,034,195

TOTAL HEALTH CARE				7,724,498

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	6.875%	3/15/39	600,000	853,563
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	1,010,460
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	53,863
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	220,198

Total Aerospace & Defense				2,138,084

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	929,821

Airlines - 1.1%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	402,279	417,867	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	112,435	113,935
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	187,127	196,249
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	108,719	115,650
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	544,013	604,535
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	108,733	123,004
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	318,190	353,589
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	472,007	524,518

Total Airlines				2,449,347

Commercial Services & Supplies - 0.8%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	238,934
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	900,000	927,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	687,660

Total Commercial Services & Supplies				1,853,594

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	$200,080

Industrial Conglomerates - 1.4%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,307,000	1,378,885	(b)(c)
General Electric Co., Senior Notes	5.875%	1/14/38	190,000	244,054
General Electric Co., Senior Notes	6.875%	1/10/39	1,018,000	1,463,296
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	144,661

Total Industrial Conglomerates				3,230,896

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	393,481

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	100,000	91,250	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	538,424

Total Road & Rail				629,674

TOTAL INDUSTRIALS				11,824,977

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	982,783
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	465,439
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	376,576

Total Communications Equipment				1,824,798

IT Services - 0.3%
Visa Inc., Senior Notes	4.300%	12/14/45	730,000	785,349

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	1,170,000	1,184,798	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	251,205
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	365,685

Total Semiconductors & Semiconductor Equipment				1,801,688

Software - 2.2%
Microsoft Corp., Senior Notes	3.750%	2/12/45	670,000	643,454
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,670,000	1,584,270
Microsoft Corp., Senior Notes	4.250%	2/6/47	2,540,000	2,633,320

Total Software				4,861,044

Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc., Senior Notes	3.850%	8/4/46	550,000	531,407
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,060,147	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	820,000	811,962	(a)

Total Technology Hardware, Storage & Peripherals				2,403,516

TOTAL INFORMATION TECHNOLOGY				11,676,395

MATERIALS - 4.4%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	130,000	156,335

Metals & Mining - 4.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	436,000	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,307,866
Arconic Inc., Senior Notes	5.125%	10/1/24	520,000	541,060
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	1,327,698

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	780,000	$893,490	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	140,000	140,000
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	140,000	140,000
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	32,000	33,040	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	93,375
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	180,000	181,132	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,295,962
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,177,700
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	140,000	142,836

Total Metals & Mining				9,710,159

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	50,000	51,375

TOTAL MATERIALS				9,917,869

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	90,000	94,725	(a)

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	614,943

TOTAL REAL ESTATE				709,668

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 5.9%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,569,789
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	352,004
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	274,556
AT&T Inc., Senior Notes	4.750%	5/15/46	60,000	56,322
AT&T Inc., Senior Notes	5.450%	3/1/47	780,000	805,561
AT&T Inc., Senior Notes	4.500%	3/9/48	642,000	579,117
British Telecommunications PLC, Bonds	9.125%	12/15/30	2,000,000	3,000,402
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,508,672
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,130,000	1,039,600
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	444,926
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	168,732
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,707,737
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	300,000	309,294
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	386,319

Total Diversified Telecommunication Services				13,203,031

Wireless Telecommunication Services - 0.8%
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	394,650	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	742,900
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	133,800
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	527,603

Total Wireless Telecommunication Services				1,798,953

TOTAL TELECOMMUNICATION SERVICES				15,001,984

UTILITIES - 6.8%
Electric Utilities - 5.3%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,263,964
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000	1,045,491
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	591,621
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	626,362
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	803,298

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - (continued)
Duke Energy Corp., Senior Notes	3.750%	9/1/46	680,000		$628,671
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000		4,016,877
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,000,000		1,362,500
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000		660,884
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000		819,423

Total Electric Utilities					11,819,091

Gas Utilities - 0.9%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000		1,977,360

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000		1,273,250

TOTAL UTILITIES					15,069,701

TOTAL CORPORATE BONDS & NOTES (Cost - $189,483,004)					208,248,522

MUNICIPAL BONDS - 0.4%
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	270,000		267,578

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000		550,961

TOTAL MUNICIPAL BONDS (Cost - $872,761)					818,539

SOVEREIGN BONDS - 3.8%
Argentina - 3.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		2,137,475	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		1,211,640	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	6,230,000	ARS	420,209
Republic of Argentina, Senior Notes	7.500%	4/22/26	2,130,000		2,231,175	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,000,000		1,001,250	(a)

Total Argentina					7,001,749

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000		467,851

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	980,000		1,096,375	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,275,714)					8,565,975

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Bonds (Cost - $744,602)	2.875%	11/15/46	770,000		755,216

			SHARES
COMMON STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Citigroup Inc. (Cost - $624,459)			12,728		761,262

PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Consumer Finance - 1.0%
GMAC Capital Trust I	6.824%		85,800		2,206,776	(b)

Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.409%		17,525		461,784	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		9,325		217,098	(b)

TOTAL PREFERRED STOCKS (Cost - $2,747,824)					2,885,658

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,748,364)					222,035,172

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $117,438)	0.479%	117,438	$117,438

TOTAL INVESTMENTS - 99.5% (Cost - $202,865,802#)			222,152,610
Other Assets in Excess of Liabilities - 0.5%			1,216,687

TOTAL NET ASSETS - 100.0%			$223,369,297

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation
ARS	— Argentine Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$11,711,042	$113,935	$11,824,977
Other Corporate Bonds & Notes	—	196,423,545	—	196,423,545
Municipal Bonds	—	818,539	—	818,539
Sovereign Bonds	—	8,565,975	—	8,565,975
U.S. Government & Agency Obligations	—	755,216	—	755,216
Common Stocks	$761,262	—	—	761,262
Preferred Stocks	2,885,658	—	—	2,885,658

Total Long-Term Investments	$3,646,920	$218,274,317	$113,935	$222,035,172

Short-Term Investments†	117,438	—	—	117,438

Total Investments	$3,764,358	$218,274,317	$113,935	$222,152,610

Other Financial Instruments:
Futures Contracts	$51,142	—	—	$51,142
Forward Foreign Currency Contracts	—	$7,692	—	7,692
Centrally Cleared Interest Rate Swaps	—	81,644	—	81,644

Total Other Financial Instruments	$51,142	$89,336	—	$140,478

Total	$3,815,500	$218,363,653	$113,935	$222,293,088

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$112,119	—	—	$112,119
Forward Foreign Currency Contracts	—	$42	—	42
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	257,911	—	257,911
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	14,283	—	14,283

Total	$112,119	$272,236	—	$384,355

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 28, 2017, securities valued at $217,098 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,214,334
Gross unrealized depreciation	(1,927,526)

Net unrealized appreciation	$19,286,808

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	102	6/17	$11,994,113	$12,005,719	$11,606
U.S. Treasury Ultra Long-Term Bonds	13	6/17	2,063,620	2,103,156	39,536

					51,142

Contracts to Sell:
U.S. Treasury Long-Term Bonds	87	6/17	13,081,975	13,194,094	(112,119)

Net unrealized depreciation on open futures contracts					$(60,977)

At February 28, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	123,400	USD	1,786	Citibank N.A.	4/20/17	$51
USD	1,548,295	EUR	1,450,994	Citibank N.A.	4/20/17	7,641
USD	1,795	INR	123,400	Citibank N.A.	4/20/17	(42)

Total						$7,650

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
USD	— United States Dollar

At February 28, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$2,192,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(9,498)	$81,644

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$856,423	3/20/19	0.18%	1.000% quarterly	$(14,283)	$(9,338)	$(4,945)

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	$6,504,300	12/20/21	5.000% quarterly	$(501,576)	$(243,665)	$(257,911)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017